STOCKHOLDERS' EQUITY (Details) - CCPT IV 2018 Equity Incentive Plan - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 10, 2018
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (shares)							400,000
Number of shares available for future grants (shares)	341,000		341,000		345,000
Restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period to each independent member of board of directors (shares)			58,700		11,000
Grants in period (shares)					54,500
Shares vested (shares)			32,500		32,500
Vesting period			1 year		1 year
Forfeited in period (shares)			26,200		22,000
Unrecognized compensation expense	$ 57,000		$ 57,000		$ 121,000
Restricted stock | General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense	$ 49,000	$ 40,000	$ 89,000	$ 80,000	$ 160,000	$ 138,000